Basis of Presentation and Summary of Significant Accounting Policies (restated) (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
	Jan. 22, 2021	Oct. 15, 2020	Dec. 31, 2020	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Federal depository insurance coverage limit			$ 250,000	$ 250,000
Cash equivalents			0	$ 0
Deferred offering costs			150,000
Common Class A [Member]
Property, Plant and Equipment [Line Items]
Redemption value in temporary equity				5,750,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net		$ 5,000,001	$ 5,000,001	$ 5,000,001
Over-Allotment Option [Member]
Property, Plant and Equipment [Line Items]
Aggregate common shares	750,000
Over-Allotment Option [Member] | Underwriters [Member]
Property, Plant and Equipment [Line Items]
Aggregate common shares		187,500	187,500
IPO [Member]
Property, Plant and Equipment [Line Items]
Deferred offering costs	$ 4,200,000
Aggregate common shares	5,750,000
Offering cost				213,000
Financing cost - derivative liabilities				$ 4,000,000.0
IPO [Member] | Common Class A [Member]
Property, Plant and Equipment [Line Items]
Aggregate common shares	5,750,000